SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENT
SUBSEQUENT EVENT

18.          SUBSEQUENT EVENT

On March 31, 2021, Kaixin announced that it has entered into a definitive securities purchase agreement (the"Purchase Agreement") with the Company, and completed the closing on the same date. Pursuant to the Purchase Agreement, the Company invested  $6,000 in newly designated convertible preferred shares of Kaixin. The preferred shares are convertible into the Kaixin's ordinary shares at a conversion price of $3.00, subject to customary adjustments pursuant to the Purchase Agreement.